27. EMPLOYEE BENEFITS (Details 6) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Employee Benefits Details 6Abstract
Loss due to change in demographic assumptions	R$ (139,813)
Loss due to change in financial assumptions	46,917
Loss due to experience adjustments	77,672
Return on plan assets (less interest income)	(51,213)	R$ (36,627)
Actuarial losses and (gains)	R$ (66,437)	R$ 129,913